Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,091,000
Previously Paid Amount	0.00
Total Fee Amount	979.27
Total Offset Amount	0.00
Net Fee	979.27
Narrative - Max Aggregate Offering Price	$ 7,091,000
Final Prospectus	true